Concentration of credit risk and off-balance sheet risk (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Concentration of credit risk and off-balance sheet risk [Abstract]
Concentration of credit risk and off-balance sheet risk
Note 20 - Concentration of credit risk and off-balance sheet risk

Cash and cash equivalents and accounts receivable potentially subject the Company to concentrations of credit risk. At March 31, 2020 and December 31, 2019 the Company’s cash and cash equivalents were deposited in accounts at several financial institutions. The Company maintains its cash and cash equivalents with high-quality, accredited financial institutions and, accordingly, such funds are subject to minimal credit risk. The Company may maintain balances with financial institutions in excess of federally insured limits.

The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents.  The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts, or other hedging arrangements.  Accounts receivable from two customers represented 79% of accounts receivable as of March 31, 2020. Accounts receivable from one customer represented 44% of accounts receivable at December 31, 2019.

Four customers represented 70% of gross sales at March 31, 2020. None of the Company’s customers represented over 10% of gross sales for the three months ended March 31, 2019.

Note 20 - Concentration of credit risk and off-balance sheet risk

Cash and cash equivalents and accounts receivable potentially subject the Company to concentrations of credit risk. At December 31, 2019 and 2018, all the Company’s cash and cash equivalents were deposited in accounts at several financial institutions. The Company maintains its cash and cash equivalents with high-quality, accredited financial institutions and, accordingly, such funds are subject to minimal credit risk. The Company may maintain balances with financial institutions in excess of federally insured limits. The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents.  The Company has no significant off-balance sheet concentrations of credit risk, such as foreign currency exchange contracts, option contracts, or other hedging arrangements.   None of the Company’s customers had purchases that represented over 10% of total gross sales for the years ended December 31, 2019 and 2018.  Accounts receivable from the largest customer represented 44% and 68% of accounts receivable at December 31, 2019 and 2018, respectively.